CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Products	$ 34,364	[1]	$ 36,263	[1]	$ 36,837	[1]
Services	45,187		41,652		36,902
Total revenues	79,551		77,915		73,739
Cost of revenues:
Products	24,892		25,177		24,914
Services	35,987		33,362		31,794
Write down of inventory and impairment charges of long lived assets					5,465
Total cost of revenues	60,879		58,539		62,173
Gross profit	18,672		19,376		11,566
Operating expenses:
Research and development, net	713		995		455
Selling and marketing	3,150		2,899		2,819
General and administrative	9,512		10,110		9,450
Other income	(20)		(13)		(190)
Total operating expenses	13,355		13,991		12,534
Operating income (loss) from continuing operations	5,317		5,385		(968)
Financial expenses, net	(947)		(2,094)		(2,123)
Financial income	897		1,988		1,703
Gain from dilution of interests in affiliated company					240
Income (loss) from continuing operations before taxes on income	5,267		5,279		(1,148)
Taxes on income (tax benefit)	1,041		2,090		(335)
Net income (loss) from continuing operations after taxes on income	4,226		3,189		(813)
Share in results of affiliated company and impairment of share in affiliated company	1,025		(3,756)		331
Net income (loss) from continuing operations	5,251		(567)		(482)
Loss from discontinued operations, net of tax ($5, $3 and $19 in 2013, 2012 and 2011, respectively)	(2,429)		(1,147)		(548)
Net loss attributable to TAT Technologies Ltd. shareholders	$ 2,822		$ (1,714)		$ (1,030)
EPS attributable to controlling interest: Basic and diluted
Net income (loss) from continuing operations per share attributable to controlling interest	$ 0.60		$ (0.06)		$ (0.05)
Loss from discontinued operations per share attributable to controlling interest	$ (0.28)		$ (0.13)		$ (0.07)
Basic and diluted net loss per share attributable to controlling interest	$ 0.32		$ (0.19)		$ (0.12)
Weighted average number of shares outstanding - Basic	8,799,237		8,808,075		8,815,003
Weighted average number of shares outstanding - Diluted	8,808,920	[2]	8,808,075	[2]	8,815,003	[2]

[1]	Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.
[2]	Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.